8. INVESTMENT IN VAPE HOLDINGS, INC. (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Investments in a related party	$ 0	$ 0	$ 1,122,397
Loss in the value of its investment	1,122,397
Vape Holdings, Inc
Investments in a related party	$ 0		$ 1,122,397